Condensed Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Dec. 31, 2012
General Partners' Capital Account, Units Outstanding	40,088,385	39,721,461
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,731,672
Redeemable stock, shares issued and outstanding	75,167	72,786